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                                                   State Street Bank Corporation
                                                                1 Federal Street
                                                                 9th Floor Legal
                                                                Boston, MA 02110





                                October 29, 2001

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549-0505

Attention:        Office of Filings, Information & Consumer Service

Re:      SA Funds - Investment Trust (the "Trust")
         File No. 333-70423/811-09195
         CIK No. 0001075065, Post-Effective Amendment No. 10

Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional information for the above-referenced Trust do not differ from those contained in Post-Effective Amendment No. 10 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 26, 2001.

         Any comments or questions with respect to this filing should be directed to me at (617) 662-3966.

                                                Very truly yours,

                                                /s/ Michael E. Gillespie
                                                --------------------------------
                                                Michael E. Gillespie


cc:      J. Fromm
         R. Mounts